Leases, Commitments, and Contingencies - Schedule of Noncancelable Future Lease Commitments (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
2024	$ 1,479
Noncancelable Operating Leases [Member]
2022		$ 12
2023		0
2024		0
2025		0
2026		0
After fiscal 2027		0
Total noncancelable future lease commitments		12
Noncancelable Capital Leases [Member]
2022		1,708
2023		1,552
2024		1,487
2025		1,487
2026		1,481
After fiscal 2027		18,470
Total noncancelable future lease commitments		$ 26,185